ALLOWANCE FOR CREDIT LOSSES (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Credit Loss [Abstract]
ALLOWANCE FOR CREDIT LOSSES OF RECEIVABLES FROM USERS
The following table summarizes the allowance for credit losses, which primarily relate to unsecured balances of receivables from users due to fraudulent, unlawful or otherwise inappropriate customer behavior, such as when customers initiate deposits into their accounts, make trades on our platform using a short-term extension of credit from us, and then repatriate or reverse the deposits, resulting in a loss to us of the credited amount (“Fraudulent Deposit Transactions”) and to a lesser extent, losses on margin borrowings, for the periods indicated:

	Three Months Ended June 30,		Six Months Ended June 30,
(in thousands)	2020	2021	2020	2021
Beginning balance	$27,070	$30,875	$17,122	$34,092
Provision for credit losses	13,985	20,342	23,933	36,745
Write-offs	—	(15,964)	$—	$(35,584)
Ending balance	$41,055	$35,253	$41,055	$35,253

The following table summarizes the allowance for credit losses, which primarily relate to unsecured balances of receivables from users due to Fraudulent Deposit Transactions and to a lesser extent, losses on margin borrowings, for the periods indicated:

	Year Ended December 31,
(in thousands)	2019	2020
Beginning balance	$6,013	$17,122
Provision for credit losses	11,109	59,134
Write-offs	—	(42,164)
Ending balance	$17,122	$34,092